Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued Expenses

10. Accrued Expenses

The following table presents the detail of accrued expenses for the periods presented (in thousands):

	September 30, 2011	December 31, 2010
Accrued compensation	$14,587	$13,678
Sales and other foreign taxes	6,282	5,191
Other	15,234	13,303

Total	$36,103	$32,172

As of September 30, 2011, accrued compensation was comprised of accrued salaries of $7.3 million, accrued personal time off of $3.3 million, accrued self-insurance of $0.8 million, amounts payable for 401K contributions of $0.2 million, deferred bonuses of $2.4 million, and accumulated employee deductions for stock purchase under the Company's Employee Stock Purchase Plan of $0.6. As of December 31, 2010, accrued compensation was comprised of accrued salaries of $4.6 million, accrued personal time off of $0.3 million, amounts payable for 401K contributions of $0.1 million, and deferred bonuses of $8.7 million.

10. Accrued Expenses

The following table presents the detail of accrued expenses for the periods presented (in thousands):

	December 31,
	2009	2010
Accrued compensation	$10,607	$13,678
Sales and other foreign taxes	3,821	5,191
Accrued expenses	7,375	5,707
Other	5,829	7,596

Total	$27,632	$32,172

The Company deferred payment of 2009 bonuses to management. The deferred bonus accrual of $4.9 million is included in accrued compensation and will be paid on the earlier of May 2012 or 60 days subsequent to an initial public offering, provided that the employee remains an active employee through that date.